Financial assets, liabilities and financial results (excluding Orange Bank)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial assets, liabilities and financial results (telecom activities)

Note 13    Financial assets, liabilities and financial results (telecom activities)

13.1    Financial assets and liabilities of telecom activities

In order to improve the readability of financial statements and to be able to distinguish the performance of telecom activities from the performance of the mobile financial services activities, the notes related to financial assets and liabilities as well as financial income or expenses are split to respect these two business areas.

Note 13 presents the financial assets, liabilities and related gains and losses specific to telecom activities and Note 17 concerns the activities of Mobile Financial Services with regard to its assets and liabilities, with net financial income being not material.

The following table reconciles the contributive balances of assets and liabilities for each of these two areas to the consolidated balance sheet (intra-group transactions between telecom activities and mobile financial services activities are not eliminated) with the consolidated statement of financial position as of December 31, 2020.

(in millions of euros)	Orange	O/w	Note	O/w Mobile	Note	O/w eliminations
	consolidated	telecom		Financial		telecom
	financial	activities		Services		activities /mobile
	statements					financial services
Non-current financial assets related to Mobile Financial Services activities	1,210	—		1,210	17.1.1	—
Non-current financial assets	1,516	1,544	13.7	—		(27)	(1)
Non-current derivatives assets	132	132	13.8	—	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,075	—		2,077	17.1.1	(2)
Current financial assets	3,259	3,259	13.7	—		—
Current derivatives assets	162	162	13.8	—	17.1.3	—
Cash and cash equivalents	8,145	7,891	14.3	254		—
Non-current financial liabilities related to Mobile Financial Services activities	—	—		27	17.1.2	(27)	(1)
Non-current financial liabilities	30,089	30,089	13.3	—		—
Non-current derivatives liabilities	844	769	13.8	75	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,128	—		3,128	17.1.2	—
Current financial liabilities	5,170	5,172	13.3	—		(2)
Current derivatives liabilities	35	35	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

13.2    Profits and losses related to financial assets and liabilities

The cost of net financial debt consists of gains and losses related to the components of net financial debt (described in Note 13.3) during the period.

Foreign exchange gains and losses related to the components of net financial debt correspond mainly to the revaluation in euros of bonds denominated in foreign currencies (Note 13.5) as well as to the symmetrical revaluation of associated hedges.

The net foreign exchange financial loss mostly reflects the effect of revaluation of the economic hedges of foreign exchange risk on notional amounts of subordinated notes denominated in pounds sterling and recognized in equity at their historical value (see Note 15.4).

Other financial expenses mainly comprise interest on lease liabilities in the amount of (120) million euros in 2020 and (129) million euros in 2019 (see Note 10.2) and the impact of the Group's investment in BT shares for (119) million euros corresponding to the impairment loss, net of the foreign exchange hedge and of the income related to BT dividends in 2019 compared to (51) million euros in 2018 (see Note 13.7).

Finally, other comprehensive income includes the revaluation of financial assets at fair value through other comprehensive income (Note 13.7) and cash flow hedges (Note 13.8.2).

Other gains and losses related to financial assets and liabilities are recognized in the operating income (foreign exchange gains and losses on trade receivables, trade payables and the associated derivative hedges) for 16 million euros in 2020, versus (7) million euros in 2019 and 3 million euros in 2018.

(in millions of euros)							Other
							compre-
	Finance costs, net						hensive income
	Cost of	Gains	Cost of net	Foreign	Other net	Finance	Reserves
	gross	(losses) on	financial	exchange	financial	costs, net
	financial	assets	debt	gains	expenses(2)
	debt(1)	contributing		(losses)
		to net
		financial
		debt
2020
Financial assets	—	(1)	(1)	(151)	39		94
Financial liabilities	(1,152)	—	(1,152)	623	(0)		—
Lease liabilities	—	—	—	—	(120)		—
Derivatives	52	—	52	(576)	0		22
Discounting expense	—	—	—	—	(29)		—
Total	(1,100)	(1)	(1,102)	(103)	(110)	(1,314)	116
2019 (3)
Financial assets	—	5	5	31	(65)		(25)
Financial liabilities	(1,255)	—	(1,255)	(351)	—		—
Lease liabilities	—	—	—	—	(129)		—
Derivatives	146	—	146	397	—		144
Discounting expense	—	—	—	—	(39)		—
Total	(1,109)	5	(1,104)	76	(233)	(1,261)	119
2018
Financial assets	—	9	9	(17)	16		(22)
Financial liabilities	(1,395)	—	(1,395)	(353)	—		—
Derivatives	54	—	54	366	—		(67)
Discounting expense	—	—	—	—	(42)		—
Total	(1,341)	9	(1,332)	(4)	(26)	(1,362)	(89)

(1)	Include interests on debt relating to financed assets for (1) million euros in 2020 and 2019.
(2)	Include interest on lease liabilities for (120) million euros in 2020 and (129) million euros in 2019 and effects related to the investment in BT for (119) million euros in 2019, and (51) million euros in 2018.
(3)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

13.3    Net financial debt

As a reminder, since January 1, 2019, the definition of the net financial debt excludes the lease liabilities included in the scope of IFRS 16 (see Note 10.2) and includes the debts relating to financed assets.

Net financial debt is one of the indicators of financial position used by the Group. This aggregate, not defined by IFRS, may not be comparable to similarly entitled indicators used by other companies. It is provided as additional information only and should not be considered as a substitute for an analysis of all the Group’s assets and liabilities.

Net financial debt as defined and used by Orange does not include mobile financial services activities for which the concept is not relevant.

It consists of (a) financial liabilities excluding operating payables (translated into euros at the year-end closing rate) including derivative instruments (assets and liabilities), less (b) cash collateral paid, cash, cash equivalents and financial assets at fair value.

Furthermore, financial instruments designated as cash flow hedges included in net financial debt are set up to hedge in particular items that are not included therein, such as future cash flows. As a consequence, the portion of these unmatured hedging instruments recorded in other comprehensive income is added to the gross financial debt to offset this temporary difference.

(in millions of euros)	Note	December 31,	December 31,		December 31,
		2020	2019		2018
TDIRA	13.4	636	822		822
Bonds	13.5	29,848	30,893		27,070
Bank loans and from development organizations and multilateral lending institutions	13.6	3,671	4,013		3,664
Debt relating to financed assets		295	125		—
Finance lease liabilities		—	—		584
Cash collateral received	14.5	31	261		82
NEU Commercial Paper (1)		555	158		1,116
Bank overdrafts		154	203		318
Other financial liabilities		70	602	(2)	363
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt		35,260	37,076		34,019
Current and non-current Derivatives (liabilities)	13.8	804	436		845
Current and non-current Derivatives (assets)	13.8	(294)	(573)		(385)
Other comprehensive income components related to unmatured hedging instruments	13.8	(541)	(542)		(721)
Gross financial debt after derivatives (a)		35,229	36,397		33,758
Cash collateral paid (3)	14.5	(642)	(123)		(553)
Investments at fair value (4)	14.3	(3,206)	(4,696)		(2,683)
Cash equivalents	14.3	(5,140)	(3,651)		(2,523)
Cash		(2,751)	(2,462)		(2,558)
Assets included in the calculation of net financial debt (b)		(11,740)	(10,931)		(8,317)
Net financial debt (a) + (b)		23,489	25,466		25,441

(1)	Negotiable European Commercial Paper (formerly called "commercial paper").
(2)	As of December 31, 2019, included 500 million euros of subordinated notes reclassified as a short term liability and redeemed on February 7, 2020 (first call date).
(3)	Only cash collateral paid, included in non-current financial assets of the consolidated statement of financial position, are deducted from gross financial debt.
(4)	Only investments at fair value, included in current financial assets of the consolidated statement of financial position, are deducted from gross financial debt (Note 14.3).

Net financial debt is mostly carried by Orange S.A. in the amount of 22,843 million euros, representing over 97% of the Group's net financial debt.

Debt maturity schedules are presented in Note 14.3.

Changes in financial assets or financial liabilities whose cash flows are disclosed in financing activities in the cash-flow statement are the following (see Note 1.8):

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2019	flows	on cash flows				2020
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	822	(185)	—	—	(1)		636
Bonds	30,893	(389)	—	(624)	(31)	(1)	29,848
Bank loans and from development organizations and multilateral lending institutions	4,013	(322)	—	(25)	5		3,671
Debt relating to financed assets	125	(60)	—	—	231		295
Cash collateral received	261	(230)	—	—	(0)		31
NEU Commercial Paper	158	397	—	—	(0)		555
Bank overdrafts	203	(37)	(0)	(12)	—		154
Other financial liabilities	602	(484)	—	(2)	(46)		70
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	37,076	(1,311)	(0)	(663)	157		35,260
Net derivatives	(138)	37	—	641	(29)		510
Cash collateral paid	(123)	(519)	—	0	—		(642)
Cash flows from financing activities		(1,793)

(1) Mainly corresponding to changes in accrued interests not yet due.

(in millions of euros)	December 31,2018	Cash flows	Other changes with no impact on cash flows				December 31, 2019
			Changes in the scope of consolidation	Foreign exchange movement	Other
TDIRA	822	—	—	—	—		822
Bonds	27,070	3,391	148	346	(63)	(1)	30,893
Bank loans and from development organizations and multilateral lending institutions	3,664	335	(30)	36	8		4,013
Finance lease liabilities	584	—	—	—	(584)		—
Debt relating to financed assets	—	(17)	—	—	143		125
Cash collateral received	82	179	—	—	(0)		261
NEU Commercial Paper	1,116	(958)	—	—	(1)		158
Bank overdrafts	318	(123)	(4)	5	7		203
Other financial liabilities	363	(10)	9	10	229		602
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	34,019	2,797	123	398	(261)		37,076
Net derivatives	460	26	(2)	(376)	(246)		(138)
Cash collateral paid	(555)	430	—	(0)	—		(123)
Cash flows from financing activities		3,253

(1)	Mainly corresponding to changes in accrued interests not yet due.

(in millions of euros)	December 31,	Cash	Other changes with no impact				December 31,
	2017	flows	on cash flows				2018
			Changes in	Foreign
			the scope of	exchange
			consolidation	movement	Other
TDIRA	1,234	(443)	—	—	31		822
Bonds	25,703	1,136	5	321	(95)	(1)	27,070
Bank loans and from development organizations and multilateral lending institutions	2,961	613	14	20	56		3,664
Finance lease liabilities	571	(123)	2	(1)	135		584
Cash collateral received	21	61	—	—	—		82
NEU Commercial Paper	1,358	(243)	—	(0)	1		1,116
Bank overdrafts	193	82	38	5	—		318
Other financial liabilities	434	(153)	135	8	(61)		363
Current and non-current financial liabilities (excluding derivatives) included in the calculation of net financial debt	32,475	930	194	353	67		34,019
Net derivatives	729	8	—	(339)	62		460
Cash collateral paid	(695)	140	—	—	—		(555)
Cash flows from financing activities		1,078

(1)	Mainly corresponding to changes in accrued interests not yet due.

Net financial debt by currency

The net financial debt by currency is presented in the table below, after foreign exchange effects of hedging derivatives (excluding instruments set up to hedge operational items).

(equivalent value in millions of euros at year-end closing rate)	EUR	USD	GBP	PLN	EGP	JOD	MAD	Other	Total
Gross financial debt after derivatives	24,822	4,342	3,331	35	201	139	485	1,875	35,229
Financial assets included in the calculation of net financial debt	(10,558)	(104)	(113)	(83)	(27)	(42)	(43)	(770)	(11,740)
Net debt by currency before effect of foreign exchange derivatives (1)	14,263	4,238	3,218	(49)	174	97	442	1,105	23,489
Effect of foreign exchange derivatives	7,858	(4,281)	(4,364)	1,289	—	—	—	(502)	—
Net financial debt by currency after effect of foreign exchange derivatives	22,121	(43)	(1,146)	1,240	174	97	442	603	23,489

(1)	Including the market value of derivatives in local currency.

Accounting policies

Cash and cash equivalents

The Group classifies investments as cash equivalent in the statement of financial position and statement of cash flows when they comply with the conditions of IAS 7 (see cash management detailed in Notes 14.3 and 14.5):

–  held in order to face short-term cash commitments; and

–  short term and highly liquid assets at acquisition date, readily convertible into known amount of cash and not exposed to any material risk of change in value.

Bonds, bank loans and loans from multilateral lending institutions

Among financial liabilities, only commitments to redeem non-controlling interests are recognized at fair value in profit or loss.

Borrowings are recognized upon origination at the discounted value of the sums to be paid and subsequently measured at amortized cost using the effective interest rate method. Transaction costs that are directly attributable to the acquisition or issue of the financial liability are deducted from the liability’s carrying value. The costs are subsequently amortized over the life of the debt, using the effective interest rate method.

Some financial liabilities at amortized cost, mainly borrowings, are subject to hedging. This relates mostly to borrowings hedged against the exposure of their future cash flows to foreign exchange risk (cash flow hedge).

13.4    TDIRA

The perpetual bonds redeemable for shares (“TDIRAs”) with a par value of 14,100 euros are listed on Euronext Paris. Their issuance was described in a securities note approved by the Commission des Opérations de Bourse (French Securities Regulator, renamed Autorité des Marchés Financiers (French Financial Markets Authority)) on February 24, 2003. As of December 31, 2020, taking into account redemptions made since their issuance, 44,880 TDIRAs remain outstanding for a total par value of 633 million euros.

The TDIRAs are redeemable in new Orange SA shares, at any time at the holders’ request or, under certain conditions as described in the appropriate prospectus, at Orange SA’s initiative based on a ratio of 590.600 shares to one TDIRA (i.e., conversion price of 23.874 euros), as the initial ratio of 300 shares to one TDIRA has been adjusted several times to protect bondholders’ rights, and may be further adjusted under the terms and conditions set out in the information memorandum.

Since January 1, 2010, the interest rate on the TDIRAs has been the three-month Euribor +2.5%.

The TDIRA are subject to split accounting between equity and liabilities. For the securities outstanding on December 31, 2020, the "equity" component before deferred tax stood at 152 million euros.

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
Number of securities	44,880	57,981	57,981
Equity component before deferred taxes	152	196	196
Debt component	636	822	822
o/w accrued interests not yet due	3	4	4
Paid interest	14	18	27

Accounting policies

Some Group financial instruments include both a liability component and an equity component. This relates to perpetual bonds redeemable for shares (TDIRA). On initial recognition, the liability component is measured at its market value, corresponding to the value of the contractually determined future cash flows discounted at the market rate applied at the date of issue to comparable instruments providing substantially the same conditions, but without the option to convert or redeem in shares. This liability component is subsequently recognized at amortized cost.

The carrying amount of the equity component is determined at inception by deducting the fair value of the financial liability from the notional value of the instrument. This does not change throughout the life of the instrument.

13.5    Bonds

In 2020, the Group carried out the following bond issues:

	Initial
	nominal
	amount					Amounts
	(in millions		Interest rate			in millions
Notional currency	of currency)	Maturity	(%)	Issuer	Type of operations	of euros
EUR	750	July 7, 2027	1.250	Orange SA	Issuance	750
XOF	100,000	July 15, 2027	6.500	Sonatel	Issuance	152
EUR	500	September 16, 2029	0.125	Orange SA	Sustainable bond	500
EUR	750	April 7, 2032	1.625	Orange SA	Issuance	750
Total of issuances						2,152
EUR	25	February 10, 2020	4.200	Orange SA	Repayment at maturity	(25)
EUR	25	February 10, 2020	10Y CMS + 0.80	Orange SA	Repayment at maturity	(25)
EUR	1,000	April 9, 2020	3.875	Orange SA	Repayment at maturity	(1,000)
GBP	450	November 10, 2020	7.250	Orange SA	Repayment at maturity	(267)	(1)
EUR	650	January 15, 2022	0.500	Orange SA	Partial repayment	(35)
EUR	150	February 6, 2023	EUR 3M + 5.5	SecureLink	Early repayment	(150)
EUR	1,000	June 15, 2022	3.000	Orange SA	Early repayment	(1,000)
MAD	1,090	December 18, 2025	3.970	Médi Telecom	Regular annual basis repayment	(9)
MAD	720	December 18, 2025	1Y BDT + 1.00	Médi Telecom	Regular annual basis repayment	(14)
MAD	1,002	December 10, 2026	3.400	Médi Telecom	Regular annual basis repayment	(13)
MAD	788	December 10, 2026	1Y BDT + 0.85	Médi Telecom	Regular annual basis repayment	(10)
Total of repayments						(2,548)

(1)	On November 10, 2020, the Group redeemed the residual amount 238 million pounds sterling (267 million euros) on an original nominal amount of 450 million pounds sterling.

Unmatured bonds at December 31, 2020, presented below, were all issued by Orange SA, with the exception of two obligations (each with a fixed-rate tranche and a variable-rate tranche) denominated in Moroccan dirhams held by Médi Telecom, and one in CFA francs issued by Sonatel.

With the exception of the commitments made by Médi Telecom, which are redeemable on a regular annual basis, as of December 31, 2020, the bonds issued by the Group were redeemable at maturity. No specific guarantee had been given in relation to their issuance. Some bonds may be redeemed in advance, at the request of the issuer.

Notional	Initial nominal	Maturity	Interest rate (%)	Outstanding amount (in millions of euros)
currency	amount			December 31,	December 31,	December 31,
	(in millions of			2020	2019	2018
	currency units)
Bonds matured before December 31, 2020				—	2,479	6,715
EUR	1,250	January 14, 2021	3.875	1,250	1,250	1,250
GBP(1)	517	June 27, 2021	0.375	575	608	578
USD	1,000	September 14, 2021	4.125	815	890	873
EUR	255	October 13, 2021	10Y CMS + 0.69	255	255	255
EUR	272	December 21, 2021	10Y TEC + 0.50	272	272	272
EUR	650	January 15, 2022	0.500	615	650	—
EUR	500	September 16, 2022	3.375	500	500	500
EUR	500	March 1, 2023	2.500	500	500	500
EUR	750	September 11, 2023	0.750	750	750	750
HKD	700	October 6,2023	3.230	74	80	78
HKD	410	December 22, 2023	3.550	43	47	46
EUR	650	January 9, 2024	3.125	650	650	650
EUR	1,250	July 15,2024	1.125	1,250	1,250	—
EUR	750	May 12, 2025	1.000	750	750	750
EUR	800	September 12, 2025	1.000	800	800	800
NOK	500	September 17, 2025	3.350	48	51	50
CHF	400	November 24, 2025	0.200	370	369	—
GBP	350	December 5, 2025	5.250	292	308	293
MAD (2)	1,090	December 18, 2025	3.97	72	87	100
MAD (2)	720	December 18, 2025	1Y BDT + 1.00	47	57	66
EUR	750	September 4, 2026	0.000	750	750	—
EUR	75	November 30, 2026	4.125	75	75	75
MAD (2)	1,002	December 10, 2026	3.4	79	93	—
MAD (2)	788	December 10, 2026	1Y BDT + 0.85	62	73	—
EUR	750	February 3, 2027	0.875	750	750	750
EUR	750	July 7, 2027	1.250	750	—	—
XOF	100,000	July 15, 2027	6.500	152	—	—
EUR	500	September 9, 2027	1.500	500	500	500
EUR	1,000	March 20, 2028	1.375	1,000	1,000	1,000
EUR	50	April 11, 2028	3.220	50	50	50
NOK	800	July 24, 2028	2.955	76	81	80
GBP	500	November 20, 2028	8.125	556	588	559
EUR	1,250	January 15, 2029	2.000	1,250	1,250	—
EUR	150	April 11, 2029	3.300	150	150	150
CHF	100	June 22, 2029	0.625	93	92	—
EUR	500	September 16, 2029	0.125	500	—	—
EUR	1,000	January 16, 2030	1.375	1,000	1,000	1,000
EUR	1,200	September 12, 2030	1.875	1,200	1,200	1,200
EUR	105	September 17, 2030	2.600	105	105	105

(1)	Exchangeable bonds in BT shares (see below).
(2)	Bonds issued by Médi Telecom.Bonds bearing 1Y BDT rate corresponds to 52 weeks Moroccan treasury bonds rate (recalculated once a year).

Notional	Initial nominal	Maturity	Interest rate (%)		Outstanding amount (in millions of euros)
currency	amount				December 31,	December 31,	December 31,
	(in millions of				2020	2019	2018
	currency units)
EUR	100	November 6, 2030	0.091	(3)	100	100	100
USD	2,500	March 1, 2031	9.000	(4)	2,006	2,191	2,150
EUR	300	May 29, 2031	1.342		300	300	—
EUR	50	December 5, 2031	4.300	(zero coupon)	72	69	67
EUR	50	December 8, 2031	4.350	(zero coupon)	73	70	67
EUR	50	January 5, 2032	4.450	(zero coupon)	71	68	65
GBP	750	January 15, 2032	3.250		834	882	—
EUR	750	April 7, 2032	1.625		750	—	—
EUR	1,000	September 4, 2032	0.500		1,000	1,000	—
EUR	1,500	January 28, 2033	8.125		1,500	1,500	1,500
EUR	55	September 30, 2033	3.750		55	55	55
GBP	500	January 23, 2034	5.625		556	588	559
HKD	939	June 12, 2034	3.070		99	107	—
EUR	300	July 11, 2034	1.200		300	300	—
EUR	50	April 16, 2038	3.500		50	50	50
USD	900	January 13, 2042	5.375		733	801	786
USD	850	February 6, 2044	5.500		693	757	742
EUR	750	September 4, 2049	1.375		750	750	—
GBP	500	November 22, 2050	5.375		556	588	559
Outstanding amount of bonds					29,524	30,537	26,695
Accrued interest					487	532	527
Amortized cost					(163)	(176)	(152)
Total					29,848	30,893	27,070

(3)	Bond bearing interests at a fixed rate of 2% until 2017 and then at CMS 10 years x 166% (-0.45% until November 2021), but the variable rate is floored at 0% and capped at 4% until 2023 and at 5% beyond.
(4)	Bond with a step-up clause (clause that triggers a change in interest payments of Orange's credit rating from the rating agencies changes, see Note 14.3).

As a reminder, in June 2017, the Group issued bonds exchangeable for BT securities for a notional amount of 517 million pounds sterling (i.e. 585 million euros at the ECB daily reference rate) bearing a coupon of 0.375% and having as underlying 133 million BT shares. The Bonds mature in June 2021 and have been redeemable on demand by investors since August 7, 2017, in cash, BT securities or a combination of the two, at Orange's choice. Under IFRS, this operation was split between a financial liability at amortized cost and a derivative instrument (sale of call option) revalued at fair value through profit or loss. In the first half of 2019, Orange purchased call options with the same characteristics as the sale of call options included in the bonds exchangeable for BT securities. The purchase of calls offsets the sale of the initial call options, so the Group is no longer exposed to any change in value of BT securities linked to the bonds exchangeable for BT shares.

13.6    Loans from development organizations and multilateral lending institutions

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Sonatel	292	380	343
Orange Mali	227	203	200
Médi Telecom	220	282	335
Orange Côte d’Ivoire	172	237	225
Orange Egypt	163	213	210
Orange Cameroon	111	82	105
Orange Jordanie	61	77	31
Orange Burkina Faso	56	46	—
Other	81	104	127
Bank loans	1,384	1,625	1,574
Orange SA(1)	2,288	2,356	2,023
Orange Espagne	—	33	67
Loans from development organizations and multilateral lending institutions(2)	2,288	2,389	2,090
Total	3,671	4,013	3,664

(1)	In 2020, Orange SA has redeemed at maturity a loan of 400 million euros and has negotiated with the European Investment Bank a new loan of 350 million euros (maturity in 2027). In 2019, Orange SA negotiated a loan of 350 million euros (maturity in 2026) and two loans in 2018 for a total notional of 650 million euros (maturity in 2025).
(2)	Primarily the European Investment Bank.

13.7    Financial assets

The financial assets break down as follows:

(in millions of euros)	December 31, 2020			December 31, 2019	December 31, 2018
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	431	—	431	277	254
Investments securities	431	—	431	277	254
Financial assets at fair value through profit or loss	784	3,206	3,990	4,953	4,041
Investments at fair value(1)	—	3,206	3,206	4,696	2,683
Investments securities	141	—	141	133	805
Cash collateral paid (2)	642	—	642	123	553
Financial assets at amortized cost	329	53	382	772	762
Receivables related to investments(3)	44	11	55	70	55
Other(4)	285	42	327	702	707
Total financial assets	1,544	3,259	4,803	6,001	5,057

(1)	NEUCP and bonds only (see Note 14.3).
(2)	See Note 14.5.
(3)	Including loan from Orange SA to Orange Bank for 27 million euros.
(4)	The escrowed amount of 346 million euros booked in 2018 in relation with the Digicel litigation has been fully paid in 2020 (see Note 18).

Investment securities

Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss

(in millions of euros)	2020	2019	2018
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the opening balance	277	254	208
Acquisitions	81	52	75
Changes in fair value	94	(25)	(22)
Sales	(20)	(2)	(7)
Other movements	(2)	(2)	—
Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss - in the closing balance	431	277	254

Investment securities measured at fair value through other comprehensive income that may not be reclassified to profit or loss included numerous shares in companies held by investment funds.

Investment securities measured at fair value through profit or loss

(in millions of euros)	2020	2019	2018
Investment securities measured at fair value through profit or loss - in the opening balance	133	805	1,005
Changes in fair value	8	17	(101)
Sale of BT shares	—	(659)	(53)
Other movements	(0)	(29)	(46)
Investment securities measured at fair value through profit or loss - in the closing balance	141	133	805

BT shares

On January 29, 2016, following the sale of EE, Orange received 4% of the share capital of BT Group Plc (BT), i.e. approximately 399 million shares for the equivalent of 2,462 million euros.

In 2017, the Orange group sold, for a net amount of 433 million euros, 133 million shares with a fair value of 570 million euros at December 31, 2016. The impact on profit or loss related to securities sold amounted to (126) million euros.

In 2018, the Orange group sold, for a net amount of 53 million euros, 18 million shares with a fair value of 55 million euros at December 31, 2017. The impact on profit or loss in 2018 related to securities sold amounted to (2) million euros.

On June 28, 2019, the Group sold its residual stake of 2.49% in the share capital of BT Group Plc, i.e.a net amount of 543 million euros. At December 31, 2018 the fair value of these securities amounted to 659 million euros. The impact on the income statement in 2019 amounted to (119) million euros.

The impact on consolidated net finance costs of the investment in BT in 2018 and 2019 is detailed below:

(in millions of euros)	2019	2018
Impact of 2018 sale	—	(2)
Impact of 2019 sale	(119)	(93)
Dividends received	—	44
Effect in the consolidated financial net income of the investment in BT	(119)	(51)

Accounting policies

Financial assets

–  Financial assets at fair value through profit or loss (FVR)

Certain investment securities which are not consolidated or equity-accounted, and cash investments such as negotiable debt securities, deposits and mutual funds (UCITS), that are compliant with the Group’s risk management policy or investment strategy, may be designated by Orange as being recognized at fair value through profit or loss. These assets are recognized at fair value at inception and subsequently. All changes in fair value are recorded in net financial expenses.

–  Financial assets at fair value through other comprehensive income that may not be reclassified to profit or loss (FVOCI)

Investment securities which are not consolidated or equity-accounted are, subject to exceptions, recognized as assets at fair value through other comprehensive income that may not be reclassified to profit/loss. They are recognized at fair value at inception and subsequently. Temporary changes in value and gains (losses) on disposals are recorded in other comprehensive income that may not be reclassified to profit/loss.

–  Financial assets at amortized cost (AC)

This category mainly includes loans and receivables. These instruments are recognized at fair value at inception and are subsequently measured at amortized cost using the effective interest method. If there is any objective evidence of impairment of these assets, the value of the asset is reviewed at the end of each reporting period. An impairment loss is recognized in the income statement when impairment tests demonstrate that the financial asset carrying amount is higher than its recoverable amount. For theses financial assets, the provisioning system also covers expected losses according to IFRS 9.

13.8    Derivatives instruments

13.8.1 Market value of derivatives

(in millions of euros)	December 31, 2020	December 31, 2019	December 31, 2018
	Net	Net	Net
Hedging derivatives	(311)	324	(162)
Cash flow hedge derivatives	(311)	328	(160)
Fair value hedge derivatives	(0)	(4)	(2)
Derivatives held for trading (1)	(199)	(187)	(298)
Net derivatives(2)	(510)	138	(460)

(1)	Mainly due to the foreign exchange effects of the economic hedges against the revaluation of subordinated notes denominated in pounds sterling (equity instruments recognized at their historical value - see Note 15.4) for (210) million euros in 2020, (136) million euros in 2019 and (246) million euros in 2018.
(2)	Of which foreign exchange effects of the cross currency swaps (classified as hedging or held for trading) hedging foreign exchange risk on gross debt notional for 251 million euros in 2020, 822 million euros in 2019 and 512 million euros in 2018. The foreign exchange effects of the cross currency swaps is the difference between the notional converted at the closing rate and its notional converted at the opening rate (or at the trading day spot rate in case of new instrument).

The risks hedged by these derivative instruments are described in Note 14. These derivatives are associated with cash-collateral agreements, the effects of which are described in Note 14.5.

Accounting policies

Derivative instruments are measured at fair value in the statement of financial position and presented according to their maturity date, regardless of whether they qualify for hedge accounting under IFRS 9  (hedging instruments versus trading instruments).

Derivatives are classified as a separate line item in the statement of financial position.

Trading derivatives are non-qualified economic hedges. Changes in the value of these instruments are recognized directly in profit and loss.

Hedge accounting is applicable when:

–  at the inception of the hedge, there is a formal designation and documentation of the hedging relationship;

–  the effectiveness of the hedge is demonstrated at inception and it is expected to continue in subsequent periods: i.e. at inception and throughout its duration, the company expects changes in the fair value of the hedged element to be almost fully offset by changes in the fair value of the hedged instrument.

There are three types of hedge accounting:

–  the fair value hedge is a hedge of the exposure to changes in fair value of a recognized asset or liability (or an identified portion of the asset or liability) that are attributable to a particular interest rate and/or currency risk and which could affect profit or loss. The hedged portion of these items is re-measured at fair value in the statement of financial position. Change in this fair value is booked in the income statement and offset by symmetrical changes in the fair value hedging of financial hedging instruments up to the limit of the hedge effectiveness;

–  the cash flow hedge is a hedge of the exposure to variability in cash flows that is attributable to a particular interest rate and/or currency risk associated with a recognized asset or liability or a highly probable forecast transaction (such as a future purchase or sale) and which could affect profit or loss. As the hedged item is not recognized in the statement of financial position, the effective portion of change in fair value of the hedging instrument is booked in other comprehensive income. It is reclassified in profit or loss when the hedged item (financial asset or liability) affects the profit or loss or in the initial cost of the hedged item when it relates to the hedge of a non-financial asset acquisition cost;

–  the net investment hedge is a hedge of the exposure to changes in values attributable to exchange risk of a net investment in a foreign operation, and could affect profit or loss on the disposal of the foreign operation.The effective portion of the net investment hedge is recorded in other comprehensive income. It is reclassified in profit or loss upon the disposal of the net investment.

For transactions qualified as fair value hedges and economic hedges, the foreign exchange impact of changes in the fair value of derivatives is booked in operating income when the underlying hedged item results from operational transactions and in net finance costs when the underlying hedged item is a financial asset or liability.

Hedge accounting can be terminated when the hedged item is no longer recognized, i.e. when the Group revokes the designation of the hedging relationship or when the hedging instrument is terminated or exercised. The accounting consequences are as follows:

–  fair value hedge: at the hedge accounting termination date, the adjustment of the fair value of the liability is amortized using an effective interest rate recalculated at this date . Should the item hedged disappear, the change in fair value is recognized in the income statement;

–  cash flow hedge: amounts recorded in other comprehensive income are immediately reclassified in profit or loss when the hedged item is no longer recognized. In all other cases, amounts are reclassified in profit or loss, on a straight basis, throughout the remaining life of the original hedging relationship.

In both cases, subsequent changes in the value of the hedging instrument are recorded in profit or loss.

Concerning the effects of the Foreign Currency Basis Spread, cross-currency swaps designated as cash flow hedges, the Group has chosen to designate them as costs of hedge. This option enables recognizing these effects in comprehensive income and amortizing the cost of the Basis Spread to profit/loss over the period of the hedge.

13.8.2  Cash flow hedges

The Group’s cash flow hedges main goal is to neutralize foreign exchange risk on future cash flows (notional, coupons) or switch floating-rate debt to fixed-rate debt.

The ineffective portion of cash flow hedges recognized in net income is not significant during the periods presented. The main hedges unmatured at December 31, 2020, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest rate risk	Exchange risk	Interest rate risk
Hedging instruments	(311)	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	223	216	6	1
Carrying amount – liability	(534)	(502)	(1)	(31)
Change in cash flow hedge reserve	22	6	5	11
Gain (loss) recognized in other comprehensive income	3	(16)	8	11
Reclassification in financial result	21	22	(1)	—
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	(3)	—	(3)	—
Cash flow hedge reserve	(100)	(91)	2	(11)
o/w related to unmatured hedging instruments	(541)	(532)	2	(11)
o/w related to discontinued hedges	440	440	—	0
Hedged item		Bonds and credit lines	Purchases of handsets and equipment	Bonds and Lease liabilities
Balance sheet item		Current and non-current financial liabilities	Property, plant and equipment	Lease and Financial Liabilities - current and non-current

The main hedges unmatured at December 31, 2019, as well as their effects on the financial statements, are detailed in the table below.

(in millions of euros)	Hedged risk
	Total	Exchange and interest
		rate risk	Exchange risk	Interest rate risk

Hedging instruments	328	Cross Currency Swap	Forward	Interest rate swap
			FX swap	Option
			Option
Carrying amount - asset	557	554	2	1
Carrying amount - liability	(229)	(190)	(3)	(36)

Change in cash flow hedge reserve	144	148	(10)	7
Gain (loss) recognized in other comprehensive income	179	184	(12)	7
Reclassification in financial result	(38)	(36)	(1)	(1)
Reclassification in operating income	1	—	1	—
Reclassification in initial carrying amount of hedged item	2	—	2	—

Cash flow hedge reserve	(123)	(95)	(6)	(22)
o/w related to unmatured hedging instruments	(542)	(513)	(6)	(22)
o/w related to discontinued hedges	418	418	—	—
Hedged item		Bonds and credit lines	Purchases of handsets	Bonds and Lease
			and equipment	liabilities

		Current and non-current	Property, plant and	Leasing and Financial Liabilities -
Balance sheet item		financial liabilities	equipment	current and non-current

The change in the cash flow hedge reserve in 2018 was analyzed as follows:

(in millions of euros)	Hedged risk
	Total	Exchange and interest	Exchange risk	Interest rate risk
		rate risk

Hedging instruments	(160)	Cross Currency Swap	Forward	Interest rate swap
			FX swap
			Option
Carrying amount - asset	353	351	2	—
Carrying amount - liability	(513)	(479)	(0)	(34)

Change in cash flow hedge reserve	(67)	(83)	(7)	23
Gain (loss) recognized in other comprehensive income	(53)	(45)	(15)	7
Reclassification in financial result	(22)	(38)	—	16
Reclassification in operating income	(1)	—	(1)	—
Reclassification in initial carrying amount of hedged item	9	—	9	—

Cash flow hedge reserve	(267)	(245)	3	(25)
o/w related to unmatured hedging instruments	(721)	(696)	3	(28)
o/w related to discontinued hedges	454	451	0	3
Hedged item		Bonds and credit lines	Purchases of handsets	Bonds and Finance
			and equipment	Lease

		Current and non current	Property, plant and	Current and non current
Balance sheet item		financial liabilities	equipment	financial liabilities

The nominal amounts of the main cash flow hedges as of December 31, 2020 are presented below:

	Notional amounts of hedging instruments per maturity
	(in millions of hedged currency units)
	2021	2022	2023	2024	2025
					and
					beyond
Orange SA
Cross currency swaps
CHF	—	—	—	—	500	(1)
GBP	517	—	—	—	2,512	(2)
HKD	—	—	1,110	—	939	(3)
NOK	—	—	—	—	1,300	(4)
USD	1,000	—	—	—	4,200	(5)
Interest rate swaps
EUR	255	—	—	—	100	(6)
FT Immo H
Interest rate swaps
EUR	20	41	—	33	—
Orange Polska
Forwards
EUR	141	—	—	—	—

(1)	400 million Swiss francs with a maturity 2025 and 100 million Swiss francs with a maturity 2029.
(2)	262 million pounds sterling with a maturity 2025, 500 million pounds sterling with a maturity 2028, 750 million pounds sterling with a maturity 2032, 500 million pounds sterling with a maturity 2034 and 500 million pounds sterling with a maturity 2050.
(3)	939 million Hong Kong dollars with a maturity 2034.
(4)	500 million Norwegian kroners with a maturity 2025 and 800 million Norwegian kroners with a maturity 2028.
(5)	2,450 million US dollars with a maturity 2031, 900 million US dollars with a maturity 2042 and 850 million US dollars with a maturity 2044.
(6)	100 million euros with a maturity 2030.